Deferred Income Tax - Deferred Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	¥ 65,810	¥ 58,981
Deferred tax liabilities	315,930	259,280
Net deferred tax assets (liabilities)	(250,120)	(200,299)
Derivatives [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	122,161	6,536
Gross carrying amount [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	733,352	731,831
Deferred tax liabilities	983,472	932,130
Gross carrying amount [member] | Loans and advances [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	429,848	451,720
Gross carrying amount [member] | Tax losses carried forward [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	87,951	76,223
Gross carrying amount [member] | Provision for interest repayment [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	35,963	37,826
Gross carrying amount [member] | Investment securities [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	27,207	16,811
Deferred tax liabilities	547,661	637,052
Gross carrying amount [member] | Retirement benefits [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	9,494	12,081
Deferred tax liabilities	80,801	81,051
Gross carrying amount [member] | Property, plant and equipment [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	91,789	66,521
Gross carrying amount [member] | Goodwill and intangible assets [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	22,700	55,948
Gross carrying amount [member] | Lease transactions [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	6,840	6,509
Gross carrying amount [member] | Other temporary differences-net [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	142,889	137,170
Deferred tax liabilities	¥ 111,520	¥ 78,513